DREYFUS LIQUID ASSETS, INC.

                                   SUPPLEMENT
                                      DATED
                                  JULY 30, 2001
                                     TO THE
                                   PROSPECTUS
                                      DATED
                                   MAY 1, 2001

      The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.





                                                                        039S0501





                           DREYFUS LIQUID ASSETS, INC.

                                   SUPPLEMENT
                                      DATED
                                  JULY 30, 2001
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                   MAY 1, 2001

The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.